Dividends	12 Months Ended
Dec. 31, 2019
Dividends
DIVIDENDS

11.    Dividends

Accounting policy

Dividends are recognised as a liability on the date on which such dividends are declared.

Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.

Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

Figures in million - SA rand	2019	2018	2017
Dividend declared and paid	-	-	558.2
Dividend per share - cents	-	-	60

Dividend policy

Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns. Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments, gain on disposal of property, plant and equipment, occupational healthcare expense, restructuring costs, transactions costs, share-based payment on BEE transaction, gain on acquisition, other business development costs, share of results of equity-accounted investees, after tax, and changes in estimated deferred tax rate.

In line with Sibanye-Stillwater’s strategic priority of deleveraging, the Board of Directors resolved not to pay a final dividend.

Reconciliation of profit/(loss) attributable to the owners of Sibanye-Stillwater to normalised earnings:

Figures in million - SA rand	2019	2018	2017
Profit/(loss) attributable to the owners of Sibanye-Stillwater	62.1	(2,499.6)	(4,437.4)
Adjusted for:
Loss/(gain) on financial instruments	6,015.1	(1,704.1)	1,114.4
Gain on foreign exchange differences	(325.5)	(1,169.1)	(292.4)
Gain on disposal of property, plant and equipment	(76.6)	(60.2)	(40.7)
Impairments	86.0	3,041.4	4,411.0
Gain on acquisition	(1,103.0)	-	-
Restructuring costs	1,252.4	142.8	729.8
Transaction costs	447.8	402.5	552.1
Gain on derecognition of borrowings and derivative financial instrument	-	(230.0)	-
Occupational healthcare expense	(39.6)	15.4	1,106.9
Other	-	18.7	52.7
Change in estimated deferred tax rate	(1,551.0)	1,295.2	(2,571.1)
Share of results of equity-accounted investees after tax	(721.0)	(344.2)	(291.6)
Tax effect of the items adjusted above	(1,643.8)	(345.7)	(813.4)
NCI effect of the items listed above	(42.7)	-	-
Normalised earnings[1]	2,360.2	(1,436.9)	(479.7)

[1] Non-IFRS measure such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and      because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS.